Leases (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Leases [Line Items]
General and administrative expenses	$ 133,892	$ 163,475	$ 461,822	$ 436,205
Leases on vehicles term	5 years		5 years
Depreciation and amortization	$ 34,118	34,118	$ 102,354	64,762
Interest expense	12,672	$ 15,460	40,167	$ 29,718
Deposited security payments	$ 80,794		$ 80,794
Minimum [Member]
Leases [Line Items]
Lease maturities	2 years		2 years
Maximum [Member]
Leases [Line Items]
Lease maturities	5 years		5 years